Summary of Significant Accounting Policies - Concentrations of Credit Risk (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) customer	Sep. 30, 2022 USD ($) customer	Sep. 30, 2023 USD ($) customer	Sep. 30, 2022 USD ($) customer	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($)
Concentration of risk, financial assets
Financial instruments with off-balance sheet risk of accounting loss, assets					$ 0
Concentration risk, financial liabilities
Financial instruments with off-balance sheet risk of accounting loss, liabilities	$ 0		$ 0		0
Total revenue	6,662,000	$ 3,002,000	15,979,000	$ 6,888,000	$ 10,884,000	$ 4,101,000	$ 749,000
Three Customers
Concentration risk, financial liabilities
Number of major customers | customer		3
Customer Concentration Risk | Three Customers
Concentration risk, financial liabilities
Number of major customers | customer				3
Customer Concentration Risk | Sales Revenue
Concentration risk, financial liabilities
Number of major customers | customer					4	3
Customer Concentration Risk | Sales Revenue | Customer One
Concentration risk, financial liabilities
Total revenue	1,700,000	$ 700,000	3,200,000	$ 1,900,000	$ 2,900,000	$ 1,300,000
Customer Concentration Risk | Sales Revenue | Customer Two
Concentration risk, financial liabilities
Total revenue	1,300,000	600,000	3,200,000	1,800,000	2,700,000	1,300,000
Customer Concentration Risk | Sales Revenue | Customer Three
Concentration risk, financial liabilities
Total revenue	1,100,000	$ 600,000	3,200,000	$ 1,700,000	$ 2,600,000	$ 1,200,000
Concentration risk, percentage					93.00%
Customer Concentration Risk | Sales Revenue | Customer Four
Concentration risk, financial liabilities
Total revenue	1,100,000		3,000,000.0		$ 1,200,000
Concentration risk, percentage					86.00%
Customer Concentration Risk | Sales Revenue | Customer Five
Concentration risk, financial liabilities
Total revenue	$ 1,100,000		$ 2,100,000
Customer Concentration Risk | Sales Revenue | Three Customers
Concentration risk, financial liabilities
Concentration risk, percentage		30.00%		33.00%
Customer Concentration Risk | Sales Revenue | Four Customers
Concentration risk, financial liabilities
Number of major customers | customer	5		5
Total revenue			$ 92
Concentration risk, percentage	93.00%
Customer Concentration Risk | Accounts Receivable
Concentration risk, financial liabilities
Number of major customers | customer					4
Customer Concentration Risk | Accounts Receivable | Customer One
Concentration risk, financial liabilities
Concentration risk, percentage			36.00%		28.00%
Customer Concentration Risk | Accounts Receivable | Customer Two
Concentration risk, financial liabilities
Concentration risk, percentage			26.00%		29.00%
Customer Concentration Risk | Accounts Receivable | Customer Three
Concentration risk, financial liabilities
Concentration risk, percentage			18.00%		25.00%
Customer Concentration Risk | Accounts Receivable | Customer Four
Concentration risk, financial liabilities
Concentration risk, percentage			15.00%		15.00%
Customer Concentration Risk | Accounts Receivable | Customer Five
Concentration risk, financial liabilities
Concentration risk, percentage			0.00%
Customer Concentration Risk | Accounts Receivable | Four Customers
Concentration risk, financial liabilities
Number of major customers | customer				5